OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated December 22, 2008

to the Prospectus dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Prospectus of the above-referenced funds, series funds of Old Mutual Funds III (the “Funds”).  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Class A Shares

Effective January 2, 2009, Class A shares of the Funds will be offered for sale to the public.

Distributor: Old Mutual Investment Partners
R-08-424  12/2008

OLD MUTUAL FUNDS III

Old Mutual 2011-2020 Conservative Fund
Old Mutual 2011-2020 Moderate Fund
Old Mutual 2011-2020 Aggressive Fund
Old Mutual 2021-2030 Conservative Fund
Old Mutual 2021-2030 Moderate Fund
Old Mutual 2021-2030 Aggressive Fund
Old Mutual 2031-2040 Conservative Fund
Old Mutual 2031-2040 Moderate Fund
Old Mutual 2031-2040 Aggressive Fund
Old Mutual 2041-2050 Conservative Fund
Old Mutual 2041-2050 Moderate Fund
Old Mutual 2041-2050 Aggressive Fund

Supplement dated December 22, 2008

to the Statement of Additional Information dated March 3, 2008, as supplemented

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) for the above-referenced funds, series funds of Old Mutual Funds III (the “Funds”).  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

Class A Shares

Effective January 2, 2009, Class A shares of the Funds will be offered for sale to the public.

Distributor: Old Mutual Investment Partners
R-08-425  12/2008